Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2025
Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Table Text Block]
	2024	2025
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$4	$211,845
Restricted cash – current portion	-	-
Restricted cash – non-current portion	2,100	3,650
Total cash, cash equivalents and restricted cash	$2,104	$215,495

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
2025
A(*)	26%
B	12%
Total	38%